Basis of preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Basis of preparation
2.	Basis of preparation

Statement of compliance

These condensed consolidated interim financial statements as of June 30, 2022 and for the six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Group believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2021 was derived from the audited consolidated financial statements.

The interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on November 28, 2022

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional currency (“functional currency”) and the Group’s reporting currency.

Significant accounting policies

The accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2021 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Group

Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 37	Provisions, Contingent Liabilities and Contingent Assets - Onerous contracts – Costs of fulfilling a Contract
Amendments to IFRS 3	Business Combinations - Reference to the Conceptual Framework
Annual Improvements to IFRS Standards 2018-2020 – Amendments to IFRS 1, IFRS 9, IFRS 16, IAS 41

The application of these new standards, amendments to standards and interpretations does not have material impact on the financial statements of the Group.

Convertible loan

The convertible loan obtained from FiveT Investment Management Ltd. (see Note 5) is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are valued by an independent consultant initially and at period end at fair value, applying a simulation-based valuation approach.

The carrying amount of the host contract at initial recognition is the difference between the carrying amount of the hybrid contract and the fair value of the embedded derivatives. The host is then subsequently measured at amortized cost, using the effective interest rate method.

Intangible assets

As of June 30, 2022, Intangible assets amounted to CHF 15,851,501, compared to CHF 14,314,877 as of December 31, 2021. The increase is due to the capitalization of development costs related to the AM-125 program.

Going concern

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company believes its cash of CHF 372,647 at June 30, 2022, together with revenues from Bentrio product sales, the receipt of grants, proceeds from the issuance of Common Shares under the A.G.P. Sales Agreement and the 2020 Commitment Purchase Agreement of USD 2.2 million up to the reporting date as well as from further issuances under the A.G.P. Sales Agreement and the 2022 Commitment Purchase Agreement, and the USD 2.2 million upfront payment it expects to receive under the Share Purchase Agreement and Option Agreement, dated October 19, 2022 and amended on November 23, 2022 (as discussed below), will fund the Company’s projected operations through the fourth quarter of 2022. We expect that our funding requirements for operations and financial obligations until the end of 2023 will amount to CHF 22.0 to 25.0 million and to CHF 17.0 to 20 million if the convertible loan provided by FiveT will be converted into Common Shares. To the extent that we will be unable to generate sufficient cash proceeds from the planned divestiture or spin-off of our legacy assets or other partnering activities, we will need substantial additional financing to meet these funding requirements both through the fourth quarter of 2022 and thereafter. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realisation of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, in particular the intended divestiture or spin-off of the Company’s legacy assets in the fields of inner ear therapeutics and OTC consumer health products, and from other sources of revenue such as grant funding.

On October 21, 2022, the Company announced the sale of (i) 90% of the share capital of its subsidiary Zilentin AG and (ii) an option to purchase the subsidiaries Auris Medical AG, Otolanum AG, Auris Medical Ltd. and Auris Medical Pty Ltd (the “Additional Subsidiaries”) – representing the Company’s inner ear therapeutic assets – to a European family office (the “Buyer”) for a cash consideration of USD 1 million each, for a total of USD 2 million (the “Zilentin Transaction”). Under the terms of the option agreement (the “Option”) Zilentin will be entitled to purchase the Additional Subsidiaries for an upfront payment of USD 25. million plus potential milestone royalty payments. The Option may be exercised for 30 days from October 19, 2022 (the “Closing Date”); beyond that period, Zilentin will have a right of first refusal to acquire these companies until year end with the upfront payment increasing by USD 1 million per month. There is no assurance that Buyer will exercise its option, triggering the additional upfront payment of USD 25 million. Due to a delay in the closing of the Zilentin Transaction, the Company and the Buyer agreed on November 23, 2022 to amend their agreement, extending the Closing Date to December 15, 2022 at the latest, increasing the share capital of Zilentin AG to be sold under the transaction from 90 to 100% and raising the amount of the initial payment for the purchase of Zilentin and for the option to purchase the Additional Subsidiaries from USD 2 million to USD 2.2 million.

The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore grant funding, licensing opportunities and equity investment opportunities in the Company. Apart from the inner ear therapeutic assets, the Company intends to spin off or divest also its OTC consumer health products business, in order to focus on the development of its OligoPhore/SemaPhore RNA delivery platform. At the date of issuing these financial statements, such plans have not yet been realized.

Accordingly, the directors have prepared the financial statements on a going concern basis. Should the above assumptions not prove to be appropriate, there is material uncertainty whether the consolidated entity will continue as a going concern and therefore whether it will realize its assets and extinguish its liabilities in the normal course of business and at the amounts stated in these financial statements.

The Company plans to secure additional capital in the future through equity or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations. Such matters are not within the control of the Company and thus all associated outcomes are uncertain.

Accounting for divestiture

From the date of entering into the agreement for the disposal of Zilentin and the sale of the purchase option for the Additional Subsidiaries, the respective assets and liabilities are classified as held for sale and measured at the lower of carrying amount and fair value less costs to sell. As the agreement was entered into after June 30, 2022, and consequently the criteria for held for sale were met only after the reporting period, the disposal group is presented in the subsequent events and not yet as held for sale in the financial statements. The assets held for sale mainly comprise capitalized development costs related to the AM-125 program, which amounted to CHF 12.0 million as of June 30, 2022.

2. Basis of preparation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements were approved by the Board of Directors and the Audit Committee of the Company on April 7, 2022.

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, except for the revaluation to fair value of certain financial liabilities. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The principal accounting policies adopted are set out below.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Functional and reporting currency

These consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional (“functional currency”) and the Group’s reporting currency.

Redomestication

The Redomestication of the Company from Switzerland to Bermuda is a continuance of its business. Therefore, the consolidated financial statements present the operation of Auris Medical Holding AG for the time before the Redomestication and of Auris Medical Holding Ltd for the time following the Redomestication.

2019 Reverse Share Split

The Company effected the 2019 Reverse Share Split of its common shares at a ratio of 1-for-20. No fractional common shares were issued as fractional common shares were settled in cash. Impacted amounts and share information included in the consolidated financial statements and notes thereto have been adjusted for the reverse share split as if such reverse share split occurred on the first day of the periods presented. Certain amounts in the notes to the consolidated financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse share split.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described below.

Income taxes

As disclosed in Note 25 the Group has significant tax losses in Switzerland. These tax losses represent potential value to the Group to the extent that the Group is able to create taxable profits in Switzerland prior to expiry of such losses. Tax losses may be used within 7 years from the year the losses arose.

The Group also has tax losses in the United States which may be used within 20 years of the end of the year in which losses arose, or for a shorter time period in accordance with prevailing state law.

Other than a tax asset in the amount of CHF 31,879 (31.12.2020: CHF 476,363), the Group has not recorded any deferred tax assets in relation to these tax losses. Deferred tax assets on tax losses were only considered to the extent that they offset taxable temporary differences within the same entity. The key factors which have influenced management in arriving at this evaluation are the fact that the business is still in a development phase and the Group has not yet a history of making profits. Should management’s assessment of the likelihood of future taxable profits change, a deferred tax asset will be recorded. Income tax loss reflects the reassessment of deferred tax assets and liabilities booked in the 2021 fiscal year.

Development expenditures

The project stage forms the basis for the decision as to whether costs incurred for the Group’s development projects can be capitalized. We do not capitalize clinical development expenditures until the Group obtains regulatory approval (i.e. approval to commercially use the product), as this is considered to be essentially the first point in time where it becomes probable that future revenues can be generated. For the Group’s intranasal betahistine program for the treatment of vertigo (AM-125), however, the development is primarily focused on the delivery route and formulation and not the drug itself (already an approved generic) and aims to demonstrate higher bioavailability through intranasal delivery. Given the nature of the development approach and the fact that there is an existing market in which oral betahistine for the treatment of vertigo has been approved, direct development expenditures have been capitalized.

As of each reporting date, the Group estimates the level of service performed by the vendors and the associated costs incurred for the services performed. As part of the process of preparing the Group’s financial statements, the Group is required to estimate its accrued expenses. This process involves reviewing contracts, identifying services that have been performed on the Group’s behalf and estimating the level of service performed and the associated cost incurred for the service when it has not yet been invoiced or otherwise notified of the actual cost.

Employee benefits

The Group maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan.

The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. The Company makes relevant actuarial assumptions with regard to the discount rate, future salary increases and life expectancy.

Research and Development and Accrued Expenses

The Company records the costs associated with research, nonclinical and clinical trials, and manufacturing process development as incurred. These costs are a significant component of the Company’s research and development expenses, with a substantial portion of the Company’s on-going research and development activities being conducted by third party service providers, including contract research and manufacturing organizations.

The Company accrues for expenses resulting from obligations under agreements with contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other outside service providers for which payment flows do not match the periods over which materials or services are provided to the Company. Accrued expenses are recorded based on estimates of services received and efforts expended pursuant to agreements established with CROs, CMOs, and other outside service providers. These estimates are typically based on contracted amounts applied to the proportion of work performed and determined through analysis with internal personnel and external service providers as to the progress or stage of completion of the services. The Company makes significant judgments and estimates in determining the accrued expense balance in each reporting period. In the event advance payments are made to a CRO, CMO, or outside service provider, the payments will be recorded as prepayments which will be expensed as the contracted services are performed. Inputs, such as the services performed, the number of patients enrolled, or the trial duration, may vary from the Company’s estimates. As actual costs become known, the Company adjusts its prepayments and accrued expenses.